Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

Note 22 – Subsequent Events

Acquisitions and Other Transactions

Subsequent to quarter-end, the Company completed the following transactions:

●	Agreement to acquire a sliding-scale gold royalty and fixed-rate copper royalty on the Pascua-Lama project for $75.0 million, as referenced in Note 3 (a);
●	Acquisition of a 1.5% NSR on Volcan gold project, as referenced in Note 3 (b);
●	Share subscription with Marathon of $3.8 million (C$5.0 million), as referenced in Note 3 (g); and
●	Share subscription with Gold Candle of $4.6 million (C$6.0 million), as referenced in Note 3 (h).

Please refer to the respective notes for further details.